Warrants - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Oct. 31, 2014 shares	Sep. 30, 2014 USD ($) shares	Jul. 31, 2014	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding				13,219,597	5,447,940
Warrants previously issued		157,093
Fair value of warrant expensed | $		$ 25,061		$ 19,714,808	$ 8,396,169
Series A Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Warrants issued	2,231,727
Conversion of preferred stock to common stock, conversion ratio					771
Series D Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Warrants issued	7,200,000
Conversion of preferred stock to common stock, conversion ratio	200		12,000
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued upon conversion	47,158
Class A And Class B Warrants
Class Of Warrant Or Right [Line Items]
Warrants granted					2,855,664
Warrants Issued Convertible Notes Payable
Class Of Warrant Or Right [Line Items]
Common stock warrants granted with nominal value					1,048,698
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding					0	0
Warrants granted					7,200,000
Warrants issued					7,200,000
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding				13,219,597	5,447,940	274,420
Warrants granted				26,617,714	5,331,520
Common Stock Warrants | IPO
Class Of Warrant Or Right [Line Items]
Warrants granted	57,500
Series A Warrants | IPO
Class Of Warrant Or Right [Line Items]
Warrants granted	1,322,500